Accounts payable and accrued liabilities	12 Months Ended
Sep. 30, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
9.	Accounts payable and accrued liabilities

	As at September 30, 2011	As at September 30, 2010

Trade payables	$949,162	$1,012,246
Amounts due to customers	1,149,553	3,190,355
Trade accruals	337,353	314,022
Accrued payroll and other taxes	320,034	417,240
Due to employees and consultants	528,209	538,015
Total	$3,284,311	$5,471,878